Income Taxes - Reconciliation of Federal Statutory Rate to Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S. federal tax benefit at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	11.80%	3.50%
Non-deductible expenses and other	(0.30%)	0.30%
Stock-based compensation	(1.10%)	(1.50%)
Research and development credits	1.20%	2.50%
Transaction cost	3.90%	0.00%
Foreign rate differential	(3.10%)	(4.30%)
Change in valuation allowance, net	(33.40%)	(21.50%)
Effective tax rate	0.00%	0.00%